Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Sep. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	kr 293,296	kr 258,657
Book value of financial liabilities	278,864	243,353
Fair value of financial assets	296,905	263,961
Fair value of financial liabilities	280,170	244,309
Surplus value (+) /Deficit value (-), financial assets	3,609	5,304
Surplus value (+) /Deficit value (-) financial liabilities	1,306	956
Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities	1,860	2,317
Fair value of financial liabilities	1,860	2,317
Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities	252,153	222,516
Fair value of financial liabilities	253,434	223,465
Surplus value (+) /Deficit value (-) financial liabilities	1,281	949
Derivatives
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities	22,626	16,480
Fair value of financial liabilities	22,626	16,480
Subordinated liabilities
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities	2,225	2,040
Fair value of financial liabilities	2,250	2,047
Surplus value (+) /Deficit value (-) financial liabilities	25	7
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	2,355	1,231
Fair value of financial assets	2,355	1,231
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	6,332	4,382
Fair value of financial assets	6,332	4,382
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	49,165	39,807
Fair value of financial assets	49,165	39,807
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	37,728	41,125
Fair value of financial assets	38,902	42,352
Surplus value (+) /Deficit value (-), financial assets	1,174	1,227
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	28,600	23,198
Fair value of financial assets	28,608	23,451
Surplus value (+) /Deficit value (-), financial assets	8	253
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	161,097	141,111
Fair value of financial assets	163,524	144,935
Surplus value (+) /Deficit value (-), financial assets	2,427	3,824
Derivatives
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	8,019	7,803
Fair value of financial assets	kr 8,019	kr 7,803